Acquisition Activity (Assets And Liabilities Assumed) (Details) - USD ($) $ in Millions		1 Months Ended
	May 16, 2019	Mar. 31, 2020	May 31, 2019	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill				$ 4,740	$ 4,740	$ 4,740
InfraREIT [Member]
Current assets	$ 45
Property, plant and equipment—net	1,800
Goodwill	676		$ 676
Regulatory assets	16
Other noncurrent assets	10
Total assets acquired	2,547
Short-term debt	115
Other current liabilities	24
Regulatory liabilities	148
Liability in lieu of deferred income taxes	97
Long-term debt, including due currently	839
Total liabilities assumed	1,223
Net assets acquired	1,324
Total purchase price paid	$ 1,324	$ 1,324	$ 1,324